AFBA 5STAR FUND, INC.
AFBA 5Star Mid Cap Value Fund (formerly, AFBA 5Star Mid Cap Fund)
AFBA 5Star Large Cap Fund
AFBA 5Star USA Global Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund)
AFBA 5Star Science & Technology Fund
Advisory Series
Class A, B, and C Shares
Supplement dated November 8, 2007 to the Prospectus dated July 31, 2007
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Approval of Proxy Statement Proposals
At a meeting of shareholders held on October 26, 2007 (the “Shareholder Meeting”), shareholders of the AFBA 5Star Mid Cap Value Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Balanced Fund, AFBA 5Star Total Return Bond Fund and AFBA 5Star Science & Technology Fund (each a “Fund” and collectively the “Funds”), approved the following proposals as described in detail in the Funds’ Proxy Statement dated September 20, 2007:
•	Election of General Monroe W. Hatch, Jr., USAF (Ret.); General Louis C. Wagner, Jr., USA (Ret.); Lieutenant General John S. Fairfield, USAF (Ret.); Brigadier General Henry J. Sechler, USAF (Ret.); General Ralph E. Eberhart, USAF (Ret.); Charles A. Gabriel; and Robert E. Morrison, Jr. to serve on the Funds’ Board of Directors.

•	The reorganization of the Funds into a Delaware statutory trust.

•	The adoption of a “manager of managers” structure.

•	The modification of certain of the Funds’ fundamental investment restrictions, the re-classification of certain fundamental investment objectives and policies as non-fundamental and the elimination of certain Funds’ fundamental investment restrictions.

•	The approval of sub-advisory agreements with the following sub-advisers for the Funds indicated:

Funds	Sub-Advisers
AFBA 5Star Mid Cap Value Fund	Dreman Value Management, L.L.C.
AFBA 5Star Large Cap Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star USA Global Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star Balanced Fund	The London Company (equity portion)
Financial Counselors, Inc. (fixed income portion)
AFBA 5Star Total Return Bond Fund	Financial Counselors, Inc.
AFBA 5Star Science & Technology Fund	TrendStar Advisors, LLC

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Changes in Investment Objectives and Principal Investment Strategies
In conjunction with the approval of the matters described above at the Shareholder Meeting, the following changes are made to the “Investment Objectives and Principal Investment Strategies” section of the Prospectus:
The first paragraph, under the heading “Investment Objectives and Principal Investment Strategies” on page 1 of the Prospectus, is replaced with the following paragraphs:
The investment objectives and the manner in which the Funds within AFBA 5Star Fund, Inc. (the “Company”) will pursue their objectives are set forth below.
The Funds’ Manager manages the Funds’ investment process by evaluating, recommending and monitoring the sub-advisers of the Funds. For the AFBA 5Star Balanced Fund and the AFBA 5Star Small Cap Fund, the Manager employs a multi-management strategy to manage each Fund’s assets by using more than one sub-adviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single sub-adviser. Therefore, the Manager has allocated Fund assets among multiple sub-advisers practicing distinct and complementary investment strategies. Because each sub-adviser selects securities that reflect its specific investment strategy, a multi-managed Fund may be more diversified than an individual sub-adviser’s portfolio.
In addition, the following investment objective disclosure replaces the disclosure that is included on page 1 in the Prospectus under the heading “Investment Objectives and Principal Investment Strategies” with respect to the Funds indicated below:
•	AFBA 5Star Mid Cap Value Fund – seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or “mid cap” companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $700 million and $8 billion at the time of purchase.
•	AFBA 5Star Large Cap Fund – seeks long-term capital appreciation. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in large cap growth equity securities that the sub-adviser believes offer the prospect of long-term capital appreciation. Large cap equity securities generally refer to companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in the Index. The sub-adviser generally intends to purchase securities of issuers with a market capitalization of $5 billion or more at the time of investment.
•	AFBA 5Star Balanced Fund – seeks both long-term capital growth and current income. To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality fixed income securities.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – seeks current income with capital growth as a secondary objective. To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities.
In addition, the following investment strategies disclosure replaces the disclosure for the applicable Fund that is included on pages 1 and 2 in the Prospectus under the sub-heading “Each Fund’s principal investment strategies are described below”:

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•	AFBA 5Star Large Cap Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify large cap stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star USA Global Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star Balanced Fund – invests in a combination of domestic common stocks, preferred stocks, convertible securities and high quality domestic corporate, agency and governmental bonds. The Fund may also invest mortgage-backed securities, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the Manager’s view of economic conditions and underlying security values. Under normal circumstances, the Manager will allocate at least 25% of the Fund’s assets to a sub-adviser to be

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invested in equity securities and at least 25% to a sub-adviser to be invested in debt securities. Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio. London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth. In addition, London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs. FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – invests primarily in high quality domestic corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The sub-adviser will use its core fixed income philosophy to manage the fixed income segment of the Fund. The sub-adviser’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. The sub-adviser applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. The sub-adviser will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Science & Technology Fund – selects stocks that the sub-adviser believes have prospects for above-average earnings growth based on intensive fundamental research. Portfolio holdings can range across all market capitalizations of companies that are active in the development, production, or distribution of products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from specific technological advances. The Fund focuses on technology and healthcare-related companies which, in the sub-adviser’s opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund’s portfolio are:
•	Electronics, including hardware, software and components;

•	Communications;

•	E-commerce;

•	Information;

•	Media;

•	Life sciences and healthcare;

•	Environmental services;

•	Chemicals and synthetic materials; and

•	Defense and aerospace.

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The following disclosure replaces the disclosure on pages 2 and 3 of the Prospectus concerning “Investment Style and Turnover”, “Temporary Investments” and “Investment Objective and Policy Changes”:
Investment Style and Turnover – The sub-advisers, other than the sub-adviser of the Large Cap and USA Global Funds, normally do not engage in active or frequent trading of the Funds’ investments. Instead, to reduce turnover of the Funds’ holdings, each sub-adviser’s general strategy is to purchase securities for the Funds based upon what the sub-adviser believes are long-term trends. This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains.
With respect to the Large Cap and USA Global Funds, the sub-adviser may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains (possibly including short-term capital gains which are taxed at the same rate as ordinary dividends), increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.
A sub-adviser may sell a Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.
Temporary Investments – The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue or achieve its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.
Investment Objective and Policy Changes – The investment objectives and policies described above indicate how the Funds are managed. Each Fund’s investment objective, with the exception of the AFBA 5Star Small Cap Fund, is non-fundamental, which means it may be changed by the Board of Directors of the Company without shareholder approval. Each Fund, except the AFBA 5Star Balanced Fund, will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets in the types of securities set forth above in each Fund’s 80% policy. The investment objective of the AFBA 5Star Small Cap Fund is fundamental, which means it can only be changed if both the Board of Directors of the Company and shareholders approve the change.
Changes in Principal Risk Factors
The following risk factors disclosure replaces the disclosure that is included on pages 3 and 4 in the Prospectus under “Principal Risk Factors” with respect to the applicable risk factors described below:
High Yield Risks – The AFBA 5Star Balanced and AFBA 5Star High Yield Funds may invest a small portion of their assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.

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International Risks – All of the Funds (except the AFBA 5Star USA Global Fund) may gain international exposure by investing in American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The AFBA 5Star Balanced Fund and the AFBA 5Star High Yield Fund may also invest in yankee bonds. The Funds do not intend to buy securities of foreign companies directly through foreign stock exchanges. ADRs are typically certificates that are publicly traded in the United States and represent ownership in underlying foreign securities. Investing in foreign companies, even indirectly through ADRs or yankee bonds, may involve the same inherent foreign risks, as described above. These risks can increase the potential for losses in the Fund.
Large Cap Company Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.
Sector Risks – Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Small Cap Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Small Cap Fund, to the extent it focuses on technology related industries, may be more volatile than a fund that does not invest significantly in technology related industries.
The following paragraph on “IPO Risks” is added to end of the “Principal Risk Factors” section on page 4 of the Prospectus:
IPO Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund may invest in initial public offerings (“IPOs”). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the sub-adviser cannot guarantee continued access to IPOs.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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AFBA 5STAR FUND, INC.
AFBA 5Star Mid Cap Value Fund (formerly, AFBA 5Star Mid Cap Fund)
AFBA 5Star Large Cap Fund
AFBA 5Star USA Global Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund)
AFBA 5Star Science & Technology Fund
Institutional Series
Class I Shares
Supplement dated November 8, 2007 to the Prospectus dated July 31, 2007
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Approval of Proxy Statement Proposals
At a meeting of shareholders held on October 26, 2007 (the “Shareholder Meeting”), shareholders of the AFBA 5Star Mid Cap Value Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Balanced Fund, AFBA 5Star Total Return Bond Fund and AFBA 5Star Science & Technology Fund (each a “Fund” and collectively the “Funds”), approved the following proposals as described in detail in the Funds’ Proxy Statement dated September 20, 2007:
•	Election of General Monroe W. Hatch, Jr., USAF (Ret.); General Louis C. Wagner, Jr., USA (Ret.); Lieutenant General John S. Fairfield, USAF (Ret.); Brigadier General Henry J. Sechler, USAF (Ret.); General Ralph E. Eberhart, USAF (Ret.); Charles A. Gabriel; and Robert E. Morrison, Jr. to serve on the Funds’ Board of Directors.

•	The reorganization of the Funds into a Delaware statutory trust.

•	The adoption of a “manager of managers” structure.

•	The modification of certain of the Funds’ fundamental investment restrictions, the re-classification of certain fundamental investment objectives and policies as non-fundamental and the elimination of certain Funds’ fundamental investment restrictions.

•	The approval of sub-advisory agreements with the following sub-advisers for the Funds indicated:

Funds	Sub-Advisers
AFBA 5Star Mid Cap Value Fund	Dreman Value Management, L.L.C.
AFBA 5Star Large Cap Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star USA Global Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star Balanced Fund	The London Company (equity portion)
Financial Counselors, Inc. (fixed income portion)
AFBA 5Star Total Return Bond Fund	Financial Counselors, Inc.
AFBA 5Star Science & Technology Fund	TrendStar Advisors, LLC
Changes in Investment Objectives and Principal Investment Strategies
In conjunction with the approval of the matters described above at the Shareholder Meeting, the following changes are made to the “Investment Objectives and Principal Investment Strategies” section of the Prospectus:

The first paragraph, under the heading “Investment Objectives and Principal Investment Strategies” on page 1 of the Prospectus, is replaced with the following paragraphs:
The investment objectives and the manner in which the Funds within AFBA 5Star Fund, Inc. (the “Company”) will pursue their objectives are set forth below.
The Funds’ Manager manages the Funds’ investment process by evaluating, recommending and monitoring the sub-advisers of the Funds. For the AFBA 5Star Balanced Fund and the AFBA 5Star Small Cap Fund, the Manager employs a multi-management strategy to manage each Fund’s assets by using more than one sub-adviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single sub-adviser. Therefore, the Manager has allocated Fund assets among multiple sub-advisers practicing distinct and complementary investment strategies. Because each sub-adviser selects securities that reflect its specific investment strategy, a multi-managed Fund may be more diversified than an individual sub-adviser’s portfolio.
In addition, the following investment objective disclosure replaces the disclosure that is included on page 1 in the Prospectus under the heading “Investment Objectives and Principal Investment Strategies” with respect to the Funds indicated below:
•	AFBA 5Star Mid Cap Value Fund – seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or “mid cap” companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $700 million and $8 billion at the time of purchase.
•	AFBA 5Star Large Cap Fund – seeks long-term capital appreciation. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in large cap growth equity securities that the sub-adviser believes offer the prospect of long-term capital appreciation. Large cap equity securities generally refer to companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in the Index. The sub-adviser generally intends to purchase securities of issuers with a market capitalization of $5 billion or more at the time of investment.
•	AFBA 5Star Balanced Fund – seeks both long-term capital growth and current income. To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality fixed income securities.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – seeks current income with capital growth as a secondary objective. To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities.
In addition, the following investment strategies disclosure replaces the disclosure for the applicable Fund that is included on pages 1 and 2 in the Prospectus under the sub-heading “Each Fund’s principal investment strategies are described below”:
•	AFBA 5Star Large Cap Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify large cap stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star USA Global Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star Balanced Fund – invests in a combination of domestic common stocks, preferred stocks, convertible securities and high quality domestic corporate, agency and governmental bonds. The Fund may also invest mortgage-backed securities, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the Manager’s view of economic conditions and underlying security values. Under normal circumstances, the Manager will allocate at least 25% of the Fund’s assets to a sub-adviser to be invested in equity securities and at least 25% to a sub-adviser to be invested in debt securities. Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio. London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.

In addition, London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs. FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – invests primarily in high quality domestic corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The sub-adviser will use its core fixed income philosophy to manage the fixed income segment of the Fund. The sub-adviser’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. The sub-adviser applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. The sub-adviser will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Science & Technology Fund – selects stocks that the sub-adviser believes have prospects for above-average earnings growth based on intensive fundamental research. Portfolio holdings can range across all market capitalizations of companies that are active in the development, production, or distribution of products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from specific technological advances. The Fund focuses on technology and healthcare-related companies which, in the sub-adviser’s opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund’s portfolio are:
•	Electronics, including hardware, software and components;

•	Communications;

•	E-commerce;

•	Information;

•	Media;

•	Life sciences and healthcare;

•	Environmental services;

•	Chemicals and synthetic materials; and

•	Defense and aerospace.
The following disclosure replaces the disclosure on pages 2 and 3 of the Prospectus concerning “Investment Style and Turnover”, “Temporary Investments” and “Investment Objective and Policy Changes”:
Investment Style and Turnover – The sub-advisers, other than the sub-adviser of the Large Cap and USA Global Funds, normally do not engage in active or frequent trading of the Funds’ investments. Instead, to reduce turnover of the Funds’ holdings, each sub-adviser’s general strategy is to purchase securities for the Funds based upon what the sub-adviser believes are long-term trends. This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains.
With respect to the Large Cap and USA Global Funds, the sub-adviser may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains (possibly including short-term capital gains which are taxed at the same rate as ordinary dividends), increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.
A sub-adviser may sell a Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.
Temporary Investments – The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue or achieve its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.
Investment Objective and Policy Changes – The investment objectives and policies described above indicate how the Funds are managed. Each Fund’s investment objective, with the exception of the AFBA 5Star Small Cap Fund, is non-fundamental, which means it may be changed by the Board of Directors of the Company without shareholder approval. Each Fund, except the AFBA 5Star Balanced Fund, will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets in the types of securities set forth above in each Fund’s 80% policy. The investment objective of the AFBA 5Star Small Cap Fund is fundamental, which means it can only be changed if both the Board of Directors of the Company and shareholders approve the change.
Changes in Principal Risk Factors
The following risk factors disclosure replaces the disclosure that is included on pages 3 and 4 in the Prospectus under “Principal Risk Factors” with respect to the applicable risk factors described below:
High Yield Risks – The AFBA 5Star Balanced and AFBA 5Star High Yield Funds may invest a small portion of their assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.
International Risks – All of the Funds (except the AFBA 5Star USA Global Fund) may gain international exposure by investing in American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The AFBA 5Star Balanced Fund and the AFBA 5Star High Yield Fund may also invest in yankee bonds. The Funds do not intend to buy securities of foreign companies directly through foreign stock exchanges. ADRs are typically certificates that are publicly traded in the United States and represent ownership in underlying foreign securities. Investing in foreign companies, even indirectly through ADRs or yankee bonds, may involve the same inherent foreign risks, as described above. These risks can increase the potential for losses in the Fund.
Large Cap Company Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.
Sector Risks – Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Small Cap Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Small Cap Fund, to the extent it focuses on technology related industries, may be more volatile than a fund that does not invest significantly in technology related industries.
The following paragraph on “IPO Risks” is added to end of the “Principal Risk Factors” section on page 4 of the Prospectus:
IPO Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund may invest in initial public offerings (“IPOs”). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the sub-adviser cannot guarantee continued access to IPOs.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AFBA 5STAR FUND, INC.
AFBA 5Star Mid Cap Value Fund (formerly, AFBA 5Star Mid Cap Fund)
AFBA 5Star Large Cap Fund
AFBA 5Star USA Global Fund
AFBA 5Star Balanced Fund
AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund)
AFBA 5Star Science & Technology Fund
Retirement Series
Class R Shares
Supplement dated November 8, 2007 to the Prospectus dated July 31, 2007
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Approval of Proxy Statement Proposals
At a meeting of shareholders held on October 26, 2007 (the “Shareholder Meeting”), shareholders of the AFBA 5Star Mid Cap Value Fund, AFBA 5Star Large Cap Fund, AFBA 5Star USA Global Fund, AFBA 5Star Balanced Fund, AFBA 5Star Total Return Bond Fund and AFBA 5Star Science & Technology Fund (each a “Fund” and collectively the “Funds”), approved the following proposals as described in detail in the Funds’ Proxy Statement dated September 20, 2007:
•	Election of General Monroe W. Hatch, Jr., USAF (Ret.); General Louis C. Wagner, Jr., USA (Ret.); Lieutenant General John S. Fairfield, USAF (Ret.); Brigadier General Henry J. Sechler, USAF (Ret.); General Ralph E. Eberhart, USAF (Ret.); Charles A. Gabriel; and Robert E. Morrison, Jr. to serve on the Funds’ Board of Directors.

•	The reorganization of the Funds into a Delaware statutory trust.

•	The adoption of a “manager of managers” structure.

•	The modification of certain of the Funds’ fundamental investment restrictions, the re-classification of certain fundamental investment objectives and policies as non-fundamental and the elimination of certain Funds’ fundamental investment restrictions.

•	The approval of sub-advisory agreements with the following sub-advisers for the Funds indicated:

Funds	Sub-Advisers
AFBA 5Star Mid Cap Value Fund	Dreman Value Management, L.L.C.
AFBA 5Star Large Cap Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star USA Global Fund	Marvin & Palmer Associates, Inc.
AFBA 5Star Balanced Fund	The London Company (equity portion)
Financial Counselors, Inc. (fixed income portion)
AFBA 5Star Total Return Bond Fund	Financial Counselors, Inc.
AFBA 5Star Science & Technology Fund	TrendStar Advisors, LLC
Changes in Investment Objectives and Principal Investment Strategies
In conjunction with the approval of the matters described above at the Shareholder Meeting, the following changes are made to the “Investment Objectives and Principal Investment Strategies” section of the Prospectus:

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The first paragraph, under the heading “Investment Objectives and Principal Investment Strategies” on page 1 of the Prospectus, is replaced with the following paragraphs:
The investment objectives and the manner in which the Funds within AFBA 5Star Fund, Inc. (the “Company”) will pursue their objectives are set forth below.
The Funds’ Manager manages the Funds’ investment process by evaluating, recommending and monitoring the sub-advisers of the Funds. For the AFBA 5Star Balanced Fund and the AFBA 5Star Small Cap Fund, the Manager employs a multi-management strategy to manage each Fund’s assets by using more than one sub-adviser. A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single sub-adviser. Therefore, the Manager has allocated Fund assets among multiple sub-advisers practicing distinct and complementary investment strategies. Because each sub-adviser selects securities that reflect its specific investment strategy, a multi-managed Fund may be more diversified than an individual sub-adviser’s portfolio.
In addition, the following investment objective disclosure replaces the disclosure that is included on page 1 in the Prospectus under the heading “Investment Objectives and Principal Investment Strategies” with respect to the Funds indicated below:
•	AFBA 5Star Mid Cap Value Fund – seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or “mid cap” companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $700 million and $8 billion at the time of purchase.
•	AFBA 5Star Large Cap Fund – seeks long-term capital appreciation. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in large cap growth equity securities that the sub-adviser believes offer the prospect of long-term capital appreciation. Large cap equity securities generally refer to companies in the Russell 1000® Growth Index, although the Fund may invest in securities not included in the Index. The sub-adviser generally intends to purchase securities of issuers with a market capitalization of $5 billion or more at the time of investment.
•	AFBA 5Star Balanced Fund – seeks both long-term capital growth and current income. To pursue its investment objectives, the Fund invests in a blend of domestic common stocks, preferred stocks, convertible securities and core, high quality fixed income securities.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – seeks current income with capital growth as a secondary objective. To pursue its investment objectives, the Fund, under normal circumstances, invests at least 80% of its net assets in fixed income securities.
In addition, the following investment strategies disclosure replaces the disclosure for the applicable Fund that is included on pages 1 and 2 in the Prospectus under the sub-heading “Each Fund’s principal investment strategies are described below”:
•	AFBA 5Star Large Cap Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify large cap stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks

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identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star USA Global Fund – The sub-adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify stocks that the sub-adviser believes have rising earnings expectations. First, the sub-adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers. Second, the sub-adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The sub-adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs, and volumes for the industry’s key players. At the company level, the sub-adviser looks for superior, sustainable long-term growth. The sub-adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company’s competitive advantage, and the company’s key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy). Third, the sub-adviser applies the results of steps one and two to construct the Fund’s portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The sub-adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund’s portfolio for each portfolio security purchased. The Fund may participate as a purchaser in initial public offerings of securities (an “IPO”). An IPO is a company’s first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.
•	AFBA 5Star Balanced Fund – invests in a combination of domestic common stocks, preferred stocks, convertible securities and high quality domestic corporate, agency and governmental bonds. The Fund may also invest mortgage-backed securities, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the Manager’s view of economic conditions and underlying security values. Under normal circumstances, the Manager will allocate at least 25% of the Fund’s assets to a sub-adviser to be invested in equity securities and at least 25% to a sub-adviser to be invested in debt securities. Many of the Fund’s common stock investments are expected to pay dividends.

The London Company manages the equity portion of the Fund’s portfolio and Financial Counselors Inc. (“FCI”) manages the fixed income portion of the Fund’s portfolio. London Company utilizes a bottom-up approach in its security selection for the equity segment of the Fund and focuses on selecting securities of companies that have demonstrated market dominance, have low business risk, continue to have solid long-term growth prospects and have averaged 15% or greater internal growth.

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In addition, London Company further makes determinations regarding stock selection by considering companies that have shareholder-oriented management that have a history of aligning with shareholder interest through stock incentives, insider buying and corporate buy-backs. FCI will use its core fixed income philosophy to manage the fixed income segment of the Fund. FCI’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. FCI applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. FCI will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Total Return Bond Fund (formerly, AFBA 5Star High Yield Fund) – invests primarily in high quality domestic corporate, agency and governmental bonds. The Fund may also invest in mortgage-backed, asset-backed securities and yankee bonds. The Fund may invest up to 10% of its assets in high yield bonds. The sub-adviser will use its core fixed income philosophy to manage the fixed income segment of the Fund. The sub-adviser’s core fixed income philosophy focuses on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection. The sub-adviser applies a reasoned approach to fixed-income management which is based on continuous analysis and assessment of the variables that influence bond prices. The sub-adviser will use this proprietary approach that combines economic momentum, inflationary expectations and technical factors to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.
•	AFBA 5Star Science & Technology Fund – selects stocks that the sub-adviser believes have prospects for above-average earnings growth based on intensive fundamental research. Portfolio holdings can range across all market capitalizations of companies that are active in the development, production, or distribution of products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from specific technological advances. The Fund focuses on technology and healthcare-related companies which, in the sub-adviser’s opinion, have sustainable long-term business models, as well as companies that are likely to benefit from long-term trends identified by the sub-adviser. Some of the industries likely to be represented in the Fund’s portfolio are:
•	Electronics, including hardware, software and components;

•	Communications;

•	E-commerce;

•	Information;

•	Media;

•	Life sciences and healthcare;

•	Environmental services;

•	Chemicals and synthetic materials; and

•	Defense and aerospace.
The following disclosure replaces the disclosure on pages 2 and 3 of the Prospectus concerning “Investment Style and Turnover”, “Temporary Investments” and “Investment Objective and Policy Changes”:
Investment Style and Turnover – The sub-advisers, other than the sub-adviser of the Large Cap and USA Global Funds, normally do not engage in active or frequent trading of the Funds’ investments. Instead, to reduce turnover of the Funds’ holdings, each sub-adviser’s general strategy is to purchase

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securities for the Funds based upon what the sub-adviser believes are long-term trends. This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains.
With respect to the Large Cap and USA Global Funds, the sub-adviser may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains (possibly including short-term capital gains which are taxed at the same rate as ordinary dividends), increasing their tax liability. Frequent trading may also increase transaction costs, which could detract from the Funds’ performance.
A sub-adviser may sell a Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.
Temporary Investments – The Funds generally hold some cash, short-term debt obligations, government securities or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in such investments for temporary defensive purposes. During those times, a Fund will not be able to pursue or achieve its primary investment objective and, instead, will focus on preserving its assets. Also, keep in mind that a temporary defensive strategy still has the potential to lose money.
Investment Objective and Policy Changes – The investment objectives and policies described above indicate how the Funds are managed. Each Fund’s investment objective, with the exception of the AFBA 5Star Small Cap Fund, is non-fundamental, which means it may be changed by the Board of Directors of the Company without shareholder approval. Each Fund, except the AFBA 5Star Balanced Fund, will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its net assets in the types of securities set forth above in each Fund’s 80% policy. The investment objective of the AFBA 5Star Small Cap Fund is fundamental, which means it can only be changed if both the Board of Directors of the Company and shareholders approve the change.
Changes in Principal Risk Factors
The following risk factors disclosure replaces the disclosure that is included on pages 3 and 4 in the Prospectus under “Principal Risk Factors” with respect to the applicable risk factors described below:
High Yield Risks – The AFBA 5Star Balanced and AFBA 5Star High Yield Funds may invest a small portion of their assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”). These bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Funds. Lower-rated securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than the market prices of higher-rated bonds.
International Risks – All of the Funds (except the AFBA 5Star USA Global Fund) may gain international exposure by investing in American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The AFBA 5Star Balanced Fund and the AFBA 5Star High Yield Fund may also invest in yankee bonds. The Funds do not intend to buy securities of foreign companies directly through foreign stock exchanges. ADRs are typically certificates that are publicly traded in the United States and represent ownership in underlying foreign securities. Investing in

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foreign companies, even indirectly through ADRs or yankee bonds, may involve the same inherent foreign risks, as described above. These risks can increase the potential for losses in the Fund.
Large Cap Company Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund invests primarily in large cap companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are also sometimes unable to attain the high growth rates of successful, small cap companies, especially during extended periods of economic expansion.
Sector Risks – Since the AFBA 5Star Science & Technology Fund is focused on science and technology related industries, it is more concentrated than stock funds invested in a broader range of industries. The AFBA 5Star Small Cap Fund may also at times invest significantly in technology related industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. Therefore, the AFBA 5Star Science & Technology Fund is likely to be more volatile, and the AFBA 5Star Small Cap Fund, to the extent it focuses on technology related industries, may be more volatile than a fund that does not invest significantly in technology related industries.
The following paragraph on “IPO Risks” is added to end of the “Principal Risk Factors” section on page 4 of the Prospectus:
IPO Risks – The AFBA 5Star Large Cap Fund and the AFBA 5Star USA Global Fund may invest in initial public offerings (“IPOs”). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the sub-adviser cannot guarantee continued access to IPOs.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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